FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2025
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS

NOTE 8: FAIR VALUE MEASUREMENTS

In accordance with ASC 820, “Fair Value Measurement” (“ASC 820”) the Company measures its money market funds, marketable securities and foreign currency derivative contracts at fair value. The fair value of money market funds and marketable securities was determined using quoted prices in active markets, which are considered to be Level 1 inputs under the fair value measurements and disclosure guidance. Foreign currency derivative contracts are classified within Level 2, as the valuation inputs are based on quoted prices and market observable data of similar instruments.

The Company’s financial assets, which are measured at fair value on a recurring basis, consisted of the following types of instruments as of the following dates:

	As of December 31,
	2025			2024
	Level 1	Level 2	Total	Level 1	Level 2	Total
Cash equivalents:
Money market funds	$1,039,648	$—	$1,039,648	$1,291,274	$—	$1,291,274
Marketable securities:
U.S. Treasury bills	162,308	—	162,308	50,004	—	50,004
Foreign currency
derivative contracts:
Foreign exchange
contracts	—	20,168	20,168	—	2,984	2,984
Total	$1,201,956	$20,168	$1,222,124	$1,341,278	$2,984	$1,344,262